Investment Objectives and Goals	Feb. 28, 2026
FRANKLIN FEDERAL INTERMEDIATE-TERM TAX-FREE INCOME FUND
Prospectus [Line Items]
Risk/Return [Heading]	Franklin Federal Intermediate-Term Tax-Free Income Fund
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	To provide investors with as high a level of income exempt from federal income taxes as is consistent with prudent investment management and the preservation of shareholders’ capital.
FRANKLIN FEDERAL LIMITED-TERM TAX-FREE INCOME FUND
Prospectus [Line Items]
Risk/Return [Heading]	Franklin Federal Limited-Term Tax-Free Income Fund
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	To provide investors with as high a level of income exempt from federal income taxes as is consistent with prudent investment management and the preservation of shareholders’ capital.
FRANKLIN HIGH YIELD TAX-FREE INCOME FUND
Prospectus [Line Items]
Risk/Return [Heading]	Franklin High Yield Tax-Free Income Fund
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]

To provide investors with a high current yield exempt from federal income taxes. Its secondary goal is capital appreciation to the extent possible and consistent with the Fund's principal investment goal.

FRANKLIN MASSACHUSETTS TAX-FREE INCOME FUND
Prospectus [Line Items]
Risk/Return [Heading]	Franklin Massachusetts Tax-Free Income Fund
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]

To provide investors with as high a level of income exempt from federal income taxes as is consistent with prudent investment management and the preservation of shareholders’ capital. The Fund also tries to provide a maximum level of income exempt from personal income taxes, if any, for resident shareholders of Massachusetts.

FRANKLIN NEW JERSEY TAX-FREE INCOME FUND
Prospectus [Line Items]
Risk/Return [Heading]	Franklin New Jersey Tax-Free Income Fund
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]

To provide investors with as high a level of income exempt from federal income taxes and from personal income taxes, if any, for resident shareholders of New Jersey as is consistent with prudent investment management and the preservation of shareholders’ capital.

FRANKLIN ALABAMA TAX-FREE INCOME FUND
Prospectus [Line Items]
Risk/Return [Heading]	Franklin Alabama Tax-Free Income Fund
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]

To provide investors with as high a level of income exempt from federal income taxes as is consistent with prudent investment management and the preservation of shareholders’ capital. The Fund also tries to provide a maximum level of income exempt from personal income taxes, if any, for resident shareholders of Alabama.

FRANKLIN GEORGIA TAX-FREE INCOME FUND
Prospectus [Line Items]
Risk/Return [Heading]	Franklin Georgia Tax-Free Income Fund
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]

To provide investors with as high a level of income exempt from federal income taxes as is consistent with prudent investment management and the preservation of shareholders’ capital. The Fund also tries to provide a maximum level of income exempt from personal income taxes, if any, for resident shareholders of Georgia.

FRANKLIN LOUISIANA TAX-FREE INCOME FUND
Prospectus [Line Items]
Risk/Return [Heading]	Franklin Louisiana Tax-Free Income Fund
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]

To provide investors with as high a level of income exempt from federal income taxes as is consistent with prudent investment management and the preservation of shareholders’ capital. The Fund also tries to provide a maximum level of income exempt from personal income taxes, if any, for resident shareholders of Louisiana.

FRANKLIN MARYLAND TAX-FREE INCOME FUND
Prospectus [Line Items]
Risk/Return [Heading]	Franklin Maryland Tax-Free Income Fund
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]

To provide investors with as high a level of income exempt from federal income taxes as is consistent with prudent investment management and the preservation of shareholders’ capital. The Fund also tries to provide a maximum level of income exempt from personal income taxes, if any, for resident shareholders of Maryland.

FRANKLIN MISSOURI TAX-FREE INCOME FUND
Prospectus [Line Items]
Risk/Return [Heading]	Franklin Missouri Tax-Free Income Fund
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]

To provide investors with as high a level of income exempt from federal income taxes as is consistent with prudent investment management and the preservation of shareholders’ capital. The Fund also tries to provide a maximum level of income exempt from personal income taxes, if any, for resident shareholders of Missouri.

FRANKLIN NORTH CAROLINA TAX-FREE INCOME FUND
Prospectus [Line Items]
Risk/Return [Heading]	Franklin North Carolina Tax-Free Income Fund
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]

To provide investors with as high a level of income exempt from federal income taxes as is consistent with prudent investment management and the preservation of shareholders’ capital. The Fund also tries to provide a maximum level of income exempt from personal income taxes, if any, for resident shareholders of North Carolina.

FRANKLIN VIRGINIA TAX-FREE INCOME FUND
Prospectus [Line Items]
Risk/Return [Heading]	Franklin Virginia Tax-Free Income Fund
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]

To provide investors with as high a level of income exempt from federal income taxes as is consistent with prudent investment management and the preservation of shareholders’ capital. The Fund also tries to provide a maximum level of income exempt from personal income taxes, if any, for resident shareholders of Virginia.

FRANKLIN ARIZONA TAX-FREE INCOME FUND
Prospectus [Line Items]
Risk/Return [Heading]	Franklin Arizona Tax-Free Income Fund
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]

To provide investors with as high a level of income exempt from federal income taxes and from personal income taxes, if any, for resident shareholders of Arizona as is consistent with prudent investment management and the preservation of shareholders’ capital.

FRANKLIN COLORADO TAX-FREE INCOME FUND
Prospectus [Line Items]
Risk/Return [Heading]	Franklin Colorado Tax-Free Income Fund
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]

To provide investors with as high a level of income exempt from federal income taxes and from personal income taxes, if any, for resident shareholders of Colorado as is consistent with prudent investment management and the preservation of shareholders’ capital.

FRANKLIN CONNECTICUT TAX-FREE INCOME FUND
Prospectus [Line Items]
Risk/Return [Heading]	Franklin Connecticut Tax-Free Income Fund
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]

To provide investors with as high a level of income exempt from federal income taxes and from personal income taxes, if any, for resident shareholders of Connecticut as is consistent with prudent investment management and the preservation of shareholders’ capital.

FRANKLIN MICHIGAN TAX-FREE INCOME FUND
Prospectus [Line Items]
Risk/Return [Heading]	Franklin Michigan Tax-Free Income Fund
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]

To provide investors with as high a level of income exempt from federal income taxes as is consistent with prudent investment management and the preservation of shareholders’ capital. The Fund also tries to provide a maximum level of income exempt from personal income taxes, if any, for resident shareholders of Michigan.

FRANKLIN MINNESOTA TAX-FREE INCOME FUND
Prospectus [Line Items]
Risk/Return [Heading]	Franklin Minnesota Tax-Free Income Fund
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]

To provide investors with as high a level of income exempt from federal income taxes as is consistent with prudent investment management and the preservation of shareholders’ capital. The Fund also tries to provide a maximum level of income exempt from personal income taxes, if any, for resident shareholders of Minnesota.

FRANKLIN OHIO TAX-FREE INCOME FUND
Prospectus [Line Items]
Risk/Return [Heading]	Franklin Ohio Tax-Free Income Fund
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]

To provide investors with as high a level of income exempt from federal income taxes as is consistent with prudent investment management and the preservation of shareholders’ capital. The Fund also tries to provide a maximum level of income exempt from personal income taxes, if any, for resident shareholders of Ohio.

FRANKLIN OREGON TAX-FREE INCOME FUND
Prospectus [Line Items]
Risk/Return [Heading]	Franklin Oregon Tax-Free Income Fund
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]

To provide investors with as high a level of income exempt from federal income taxes and from personal income taxes, if any, for resident shareholders of Oregon as is consistent with prudent investment management and the preservation of shareholders’ capital.

FRANKLIN PENNSYLVANIA TAX-FREE INCOME FUND
Prospectus [Line Items]
Risk/Return [Heading]	Franklin Pennsylvania Tax-Free Income Fund
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]

To provide investors with as high a level of income exempt from federal income taxes and from personal income taxes, if any, for resident shareholders of Pennsylvania as is consistent with prudent investment management and the preservation of shareholders’ capital.